Financial Risks - Summary of Unrealized Gains and Losses on Share Positions (Detail) - Share [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of unrealized gains and losses on share positions [line items]
Cost basis	€ 222	€ 290
Carrying value	266	312
Net unrealized gains / (losses)	44	23
Carrying value of securities with gross unrealized gains	237	254
Gross unrealized gains	58	47
Carrying value of securities with gross unrealized losses	29	58
Gross unrealized losses	€ (14)	€ (24)